Investment Strategy - Defiance China Robotics ETF	Aug. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
Solactive China Humanoid Robotics Index
The Index is a rules-based index that tracks the performance of a portfolio of Chinese companies engaged in the development, manufacturing, and supply of technologies essential for humanoid robotics, including artificial intelligence (“AI”) driven robotics, motion control systems, precision actuators, and automation solutions (“Chinese Robotics Companies”). The Index is owned, calculated, administered, and published by Solactive AG (the “Index Provider”).
Construction of the Index begins with the universe of equity securities that are listed on the Hong Kong Exchange or China A-Shares available through the Stock Connect Program. In addition, all equity securities listed on the Shanghai Stock Exchange (“SSE”) and Shenzhen Stock Exchange (“SZSE”) that are not available through the Stock Connect Program are also eligible for inclusion in the Index. To be eligible for inclusion in the Index, a company must also meet the following criteria: (i) be headquartered in China, (ii) must have a free float market capitalization of at least $30 million USD for a current Index constituent (at least $40 million USD for a non-current Index constituent) on Selection Day (defined below), (iii) have a minimum average daily value traded over one month and over six months of at least $15 million USD for a current Index constituent (at least $20 million USD for a non-current Index constituent) on Selection Day, and (iv) only one share class of each company is eligible for inclusion in the Index universe (collectively, the companies meeting such criteria are referred to as the “Index Universe”).
The selection of companies for inclusion in the Index is based on a screening of the Index Universe using ARTIS®, the Index Provider’s proprietary natural language processing algorithm. ARTIS®, the Algorithmic Theme Identification System, is designed to identify thematic exposure in corporations using publicly available inputs beyond standard financial statements and sector classifications and a multi-dimensional classification system combined with classic machine learning and modern deep learning models. Using key words that describe the Index theme, ARTIS® reviews large volumes of publicly available information, such as financial news, earnings call transcripts, annual or other regulatory filings, business descriptions, company presentations, and company publications, to identify companies that have exposure to the provision of products and/or services that contribute to the development, manufacturing, and supply of technologies essential for humanoid robotics or companies that have publicly-disclosed specific and near-term plans to enter such businesses. The Index considers the following products and/or services to suit the Index theme:
•Humanoid Robotics & AI-Powered Automation: Companies developing and manufacturing humanoid robots, bipedal robots, and AI-driven automation systems. This segment focuses on cognitive robotics, machine learning, and human-robot interaction technologies that enable intelligent and autonomous humanoid systems. Humanoid robots are robots that look and move in a human-like way. Using artificial intelligence, these humanoid robots are designed to understand their surroundings, learn from data, and interact safely and naturally with people.
•Motion Control & Precision Actuators: Manufacturers of actuators, robotic drive systems, and motion control solutions critical for humanoid robots. This includes companies producing harmonic reducers, high-precision motors, intelligent motor drives, and mechatronic actuators (i.e., the parts and systems that move a robot’s joints and control its motions) that enhance dexterous movement and robotic agility.
•Robotic Perception & Human-Machine Interaction: Companies specializing in sensor fusion (i.e., the process of combining information from different sensors, so a robot can build a more accurate picture of its environment), AI-powered vision systems, robotic end-effectors, and human-machine interfaces. This segment supports advancements in autonomous navigation, natural language processing, and multi-modal interaction between robots and humans.
•Industrial & Service Robotics Infrastructure: Companies providing automation control systems, intelligent logistics solutions, and industrial robot components essential for manufacturing and deploying humanoid and service robots. This segment also covers companies producing collaborative robots, robotic exoskeletons, and next-generation cybernetic systems.
Each company identified by ARTIS® receives a score that reflects its exposure to the Index strategy. Companies that do not have relevant business exposure to the Index’s theme are removed from the selection process at this stage. The list of companies reviewed by ARTIS® is published as a Market Watch announcement on the Index Provider’s website no later than five business days before Selection Day to allow market participants to provide feedback on a company’s relevant business exposure to an Index segment. The Index Provider considers this feedback, together with its own analysis, when finalizing the Index composition, with the goal of maintaining a representative and investable benchmark for this specialized and evolving industry. The Index Provider may overrule any initial selection suggested by ARTIS® where warranted by its expert judgment and the information available. Decisions are made by the Index Provider’s index management team, in accordance with the Index methodology and the Index Provider’s internal index governance policies. This allows the Index Provider to address cases where public information or market feedback indicates that the automated screening does not fully capture a company’s true business exposure to the humanoid robotics segment. The remaining companies in the Index Universe are then sorted by their score in descending order and assigned a rank based on the position in the sorted list (e.g., the security with the highest score is assigned rank 1). The Index Provider selects Index constituents in three steps: (i) the top four securities, whether existing or new Index constituents, are selected for the Index, (ii) existing Index constituents that are assigned a rank between 5 and 24 are selected for the Index until a total number of 20 companies are selected, and (iii) if the total number of Index constituents is less than 20 when selecting existing Index constituents in Step 2 is complete, the highest-ranking new Index constituents are added until 20 companies are selected.
In addition to the quarterly Selection Day, the Index Provider may include newly listed but relevant securities, including Initial Public Offerings, listing switches, listings by introduction, and spin-offs (collectively, “IPOs”), on an “IPO Review Day.” The Index defines an IPO Review Day as the fifth business day after the security’s first trading day (“IPO Day”) (excluding the period beginning ten business days prior to the Selection Day and ending five business days after the Rebalance Day (defined below)). On each IPO Review Day, a newly listed company may be added to the Index if: (i) it meets each Index criteria for a non-current Index constituent (except the minimum average daily value traded criterion), (ii) the company has an average daily value traded of at least $10 million USD between IPO Day and IPO Review Day, (iii) the company has a free float (e.g., the percentage of available outstanding shares) of at least 30% as of the IPO Review Day, and (iv) the company has no more than ten non-trading days between IPO Day and IPO Review Day. If all criteria are met, the security will be included in the Index, replacing the Index constituent with the lowest ARTIS® ranking as of the last Selection Day.
Index constituents are weighted based on their relevance in the Index and their free float market capitalization. The relevance weighting of each Index constituent is formulaically calculated based on ARTIS® scoring and represents 20% of the Index constituent’s weighting. The free float market capitalization weighting of each Index constituent is subject to a maximum weighting of 7%, and represents 80% of the Index constituents weighting. Index constituents within the RBICS Vehicle Autonomous Control Electronics Makers sub-industry are capped at maximum free float market capitalization weighting of 2.5%. If an Index constituent’s free float market capitalization weighting exceeds the applicable maximum, the excess weight is redistributed proportionately among the remaining securities.
The Index is reconstituted and rebalanced quarterly after the market close on the first Wednesday of February, May, August, and November (each, a “Rebalance Day”) each year based on data as of market close of the tenth business day prior to the scheduled Rebalance Day (the “Selection Day”). If the scheduled Rebalance Day is not a trading day, the Rebalance Day will be the immediately following trading day.
The Index was established in 2020 and is owned by the Index Provider. The Fund’s Index Provider is not affiliated with the Fund’s adviser, sub-adviser, administrator, or distributor.
The Fund’s Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of, and in derivative instruments that provide investment exposure to, Chinese Robotics Companies. The Fund’s investments in Chinese Robotics Companies will primarily consist of equity securities, but may include swap agreements that provide exposure to the Index.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the constituent securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments, such as swap agreements, not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not constituents of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
The Fund may invest in: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by Defiance ETFs, LLC (the “Adviser”) or sub-adviser to be of comparable quality (collectively, “Collateral”). Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in the derivatives position.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of August 10, 2026, the Index concentrated in the Commercial and Industrial Electric Products industry group and had significant exposure to the Consumer Vehicle Parts Manufacturing and Factory Automation Equipment industry groups within the Consumer Cyclicals and Industrial sectors, respectively.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of, and in derivative instruments that provide investment exposure to, Chinese Robotics Companies. The Fund’s investments in Chinese Robotics Companies will primarily consist of equity securities, but may include swap agreements that provide exposure to the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of August 10, 2026, the Index concentrated in the Commercial and Industrial Electric Products industry group and had significant exposure to the Consumer Vehicle Parts Manufacturing and Factory Automation Equipment industry groups within the Consumer Cyclicals and Industrial sectors, respectively.